Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee Lease Description [Line Items]
Variable Lease, Cost	$ 15,244	$ 17,444	$ 69,242	$ 76,492
Finance lease, liability			$ 0
Weighted-average remaining lease term	6 years 8 months 12 days		6 years 10 months 24 days
Weighted-average discount rate	3.10%		3.10%
Amortization expense	$ 713		$ 222
Interest expenses	150		47
Principal payments on financing leases	483	0
Base operating lease, cost			298,135	312,883
Operating lease, cost	72,471	80,402	367,377	389,375	$ 381,890
(Gain) loss on disposition of assets	415	2,504	9,026	7,241	(7,233)
Operating lease, cash payments	102,082	103,063	286,575	316,527
Direct advertising expenses (exclusive of depreciation and amortization)	$ 131,215	149,494	$ 557,661	590,078	$ 561,848
Operating lease, weighted average remaining lease term	12 years 1 month 6 days		11 years 9 months 18 days
Operating lease, weighted average discount rate	4.70%		4.70%
Leased assets obtained in exchange for operating lease liability	$ 3,767	5,082	$ 25,264
Right-of-Use asset obtained in exchange for finance lease liability			19,891
Advertising [Member]
Lessee Lease Description [Line Items]
Direct advertising expenses (exclusive of depreciation and amortization)	1,380	1,258	4,953	4,691
Termination of Lease Agreements [Member]
Lessee Lease Description [Line Items]
(Gain) loss on disposition of assets	$ (6)	$ 51	$ (451)	$ (4,061)